MARKETSHARE RECOVERY, INC.
                        33 South Service Road, Suite 111
                             Jericho, New York 11753


                                  June 7, 2005


VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission 450 5th Street, N.W.
Mail Stop: 0303
Washington, DC  20549

         Attn:    Jeffrey B. Werbitt, Attorney - Advisor

         Re:      MarketShare Recovery, Inc. ("MarketShare")
                  Schedule 14f-1 filed on May 31, 2005
                  File No. 005-79122

Ladies and Gentlemen:

      In connection with your consideration of our responses to the Staff's comments of June 6, 2005, we acknowledge that:

      o MarketShare is responsible for he adequacy and accuracy of the disclosure in its Schedule 14f-1 filings;

      o staff comments or changes to disclosure in response to staff comments in the Schedule 14f-1 reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and

      o MarketShare may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

      Thank you for your attention.

                                                    Very truly yours,

                                                    /s/ Mark Basile
                                                    ----------------------------
                                                    Mark Basile
                                                    President and CEO